AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 26, 2000

                                                      REGISTRATION NO. 333-21527
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
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                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6
                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:
                             CORPORATE INCOME FUND
                              INSURED SERIES--101
                              DEFINED ASSET FUNDS

B. NAME OF DEPOSITORS:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                            388 GREENWICH
                                                         STREET--23RD FLOOR
                                                         NEW YORK, NY 10013

      PRUDENTIAL SECURITIES         PAINEWEBBER INCORPORATED       DEAN WITTER REYNOLDS INC.
          INCORPORATED                 1285 AVENUE OF THE               TWO WORLD TRADE
       ONE NEW YORK PLAZA                   AMERICAS                  CENTER--59TH FLOOR
       NEW YORK, NY 10292              NEW YORK, NY 10019             NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.        388 GREENWICH STREET
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

                                  COPIES TO:             DOUGLAS LOWE, ESQ.
                            PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   LEE B. SPENCER, JR.               ESQ.                  TWO WORLD TRADE
   ONE NEW YORK PLAZA        450 LEXINGTON AVENUE        CENTER--59TH FLOOR
   NEW YORK, NY 10292         NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 25, 1999.

Check box if it is proposed that this filing will become effective on June 30, 2000 pursuant to paragraph (b) of Rule 485. /X/

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                           DEFINED ASSET FUNDS-SM-
                           ----------------------------------------------------

                           CORPORATE INCOME FUND
                           INSURED SERIES--101
                           (A UNIT INVESTMENT TRUST)
                           -  PORTFOLIO OF INSURED LONG TERM CORPORATE BONDS
                           -  DESIGNED FOR HIGH CURRENT INCOME
                           -  MONTHLY INCOME DISTRIBUTIONS
                           -  U.S. TAX EXEMPT FOR MANY FOREIGN HOLDERS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated June 30, 2000.

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Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE. JULY 31, 1999.

CONTENTS
                                       PAGE
                                       ---
Risk/Return Summary..................    3
What You Can Expect From Your
  Investment.........................    6
  Monthly Income.....................    6
  Return Figures.....................    6
  Records and Reports................    6
The Risks You Face...................    6
  Interest Rate Risk.................    6
  Call Risk..........................    7
  Reduced Diversification Risk.......    7
  Liquidity Risk.....................    7
  Concentration Risk.................    7
  Bond Quality Risk..................    7
  Insurance Related Risk.............    7
  Litigation Risk....................    8
Selling or Exchanging Units..........    8
  Sponsors' Secondary Market.........    8
  Selling Units to the Trustee.......    8
  Exchange Option....................    9
How The Fund Works...................    9
  Pricing............................    9
  Evaluations........................    9
  Income.............................   10
  Expenses...........................   10
  Portfolio Changes..................   10
  Fund Termination...................   11
  Certificates.......................   11
  Trust Indenture....................   11
  Legal Opinion......................   12
  Auditors...........................   12
  Sponsors...........................   12
  Trustee............................   12
  Underwriters' and Sponsors'
    Profits..........................   13
  Public Distribution................   13
  Code of Ethics.....................   13
  Year 2000 Issues...................   13
Taxes................................   13
Supplemental Information.............   14
Financial Statements.................  D-1

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RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks high current interest
     income by investing in a fixed portfolio consisting primarily of insured corporate bonds.

 2.  WHAT ARE CORPORATE BONDS?
     Corporate bonds are bonds issued by
     companies, governments or other
     institutions to raise money to use in
     their business or to fund their
     activities. In return, they pay a fixed
     rate of interest and principal at
     maturity.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 9
     insured long-term corporate bonds, and
     some short-term U.S. Treasury notes
     reserved to pay the deferred sales fee,
     with a current aggregate face amount of
     $34,773,000.

  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Fund's portfolio is not managed.
  - The bonds are insured by MBIA while they remain in the Portfolio.
  -  All of the bonds are rated AAA by
     Standard & Poor's for as long as they
     remain in the Portfolio.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.

     The Portfolio consists of corporate
     bonds of the following types of issuers:

  -  Corporate Utilities                      96%
  -  U.S. Government                        4%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:
  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.
  -  Because the Fund is concentrated in
     corporate utility bonds, adverse
     developments in this industry may affect the value of your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.
  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want current monthly income.
     You will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in insured
     bonds of several different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements or if you cannot tolerate any
     risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day each month):

     Regular Monthly Income per unit:               $ 4.32
     Annual Income per unit:                        $51.84
     RECORD DAY: 10th day of each month

     THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE;
     ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

                                             3.50%
     Maximum Sales Fee (Load) on new
     purchases (as a percentage of $1,000
     invested)

     You will pay an up-front sales fee of 1.625%, as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August through August, 2000. Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per Unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            3.50%
     $100,000 to $249,999          3.25%
     $250,000 to $499,999          3.00%
     $500,000 to $999,999          2.75%
     $1,000,000 and over           2.50%

     Maximum Exchange Fee          2.50%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                   AMOUNT
                                                  PER UNIT
                                                  --------
                                                   $0.62
     Trustee's Fee
                                                   $0.46
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees   (including
     updating
     expenses)
                                                   $0.32
     Evaluator's Fee
                                                   $1.91
     Insurance Premium
                                                   $0.20
     Organization Costs
                                                   $0.36
     Other Operating Expenses
                                                   -----
                                                   $3.87
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE
     PAST?

     IN THE FOLLOWING CHART WE SHOW PAST
     PERFORMANCE OF PRIOR INSURED SERIES OF
     CORPORATE INCOME FUND, WHICH HAD THE
     SAME INVESTMENT OBJECTIVES, STRATEGIES
     AND TYPES OF BONDS AS THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY
     CHARGED A HIGHER SALES FEE. These prior
     Insured Series were offered between May
     5, 1991 and August 7, 1996 and were
     outstanding on June 30, 1999. OF COURSE,
     PAST PERFORMANCE OF PRIOR SERIES IS NO
     GUARANTEE OF FUTURE RESULTS OF THIS
     FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS
     ENDED 6/30/99.

                          WITH SALES FEE       NO SALES FEE
                         1 YEAR   5 YEARS    1 YEAR   5 YEARS
 -------------------------------------------------------------
 High                    -2.45%    8.23%     3.10%     9.38%
 Average                 -5.40      7.34     -0.01      8.52
 Low                     -7.69      6.17     -2.38      7.35


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT              $954.40
     (as of July 31, 1999)

     Unit price is based on the net asset
     value of the Fund plus the up-front
     sales fee. An amount equal to any
     principal cash, as well as net accrued
     but undistributed interest on the unit,
     is added to the unit price. An
     independent evaluator prices the bonds
     at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, [less any
     remaining deferred sales fee]. You will
     not pay any other fee when you sell your units.
11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly. Interest
     on the bonds in this Fund is subject to
     federal income taxes for U.S. investors, but if you are a non-U.S. investor, your interest may be exempt from U.S. federal income taxes, including withholding taxes. Interest on the U.S. Treasury notes will be exempt from state and local personal income taxes. You will receive this interest at the end of each of the years in which they mature.

     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your monthly income in
     cash unless you choose to compound your
     income by reinvesting at no sales fee in the Corporate Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but
     those bonds are not insured. Income from this program will be subject to U.S.
     federal income taxes for both U.S. and
     foreign investors. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR
     THE PROGRAM'S PROSPECTUS. READ IT
     CAREFULLY BEFORE YOU INVEST. THE TRUSTEE
     MUST RECEIVE YOUR WRITTEN ELECTION TO
     REINVEST AT LEAST 10 DAYS BEFORE THE
     RECORD DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and

- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity. For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be "concentrated" in that bond type, which makes the Fund less diversified.

Here is what you should know about the Fund's concentration in corporate utility bonds, including telecommunications bonds:
  - payment for these bonds depends on rates that the utility companies may charge, the demand for their services and their operating costs;
  - electric utilities face pressure to keep rates low, which may make it difficult to recover investments in generating plant;
  - utilities generally are sensitive to costs and availability of fuel;
  - some electric utilities are subject to the risks of the nuclear industry;
  - telecommunications companies are extensively regulated and the industry is increasingly competitive; and
  - the rate of technological innovation has a major impact on telecommunications companies.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by MBIA Insurance Corporation as long as they remain in the Fund. Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of MBIA is rated AAA by Standard & Poor's. Insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION RISK

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 2.50%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;

  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered bonds has ranged from 0.25% of face amount on actively traded issues to 1.5% on inactively traded issues; the difference has averaged between 0.5% and 1%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales charges you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit or certain other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292

PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Departament, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the bonds contained in the Portfolio, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax advisor in this regard.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Fund expenses, but only to the extent that such amount, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Fund expenses will be limited further if your adjusted gross income exceeds a specified amount (for 1999, $126,600 or $63,330 for a married person filing separately).

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will not be subject to U.S. federal income tax, including withholding tax, on the interest or gain on a bond issued after July 18, 1984 if you meet certain requirements, including the certification of foreign status and other matters. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          CORPORATE INCOME FUND,
          INSURED SERIES - 101,
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders of Corporate Income Fund, Insured Series - 101, Defined Asset Funds:

          We have audited the accompanying statement of condition of Corporate Income Fund, Insured Series - 101, Defined Asset Funds, including the portfolio, as of February 29, 2000 and the related statements of operations and of changes in net assets for the period August 1, 1999 to February 29, 2000 and and the year ended July 31, 1999 and the period August 29, 1997 to July 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at February 29, 2000, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Corporate Income Fund, Insured Series - 101, Defined Asset Funds at February 29, 2000 and the results of its operations and changes in its net assets for the above-stated periods in accordance with accounting principles generally accepted in the United States of America.


          DELOITTE & TOUCHE LLP


          New York, N.Y.
          May 30, 2000


                                     D - 1.

     CORPORATE INCOME FUND,
     INSURED SERIES - 101,
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of February 29, 2000

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 28,367,404) (Note 1)........                                                 $25,107,642
       Accrued interest ...............................                                                     609,614
       Accrued interest on Segregated
         Bonds (Note 5) ...............................                                                       1,592
       Principal payments receivable ..................                                                   1,027,279
       Income payments receivable (Segregated Bond) ...                                                          79
       Prepaid Trustee's fees and expenses ...........                                                        7,094
       Cash - income on Segregated Bonds ..............                                                       8,597
       Cash - principal ...............................                                                     408,817
       Deferred organization costs (Note 6) ...........                                                      21,470
                                                                                                        -----------
         Total trust property .........................                                                  27,192,184


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $   505,858
       Income payments payable (Segregated Bonds) .....                                       3,819
       Principal payments payable .....................                                   1,096,968
       Principal payments payable (Segregated Bonds) ..                                       5,074
       Deferred sales charge (Note 5) .................                                     193,864
       Accrued Sponsors' fees .........................                                       2,802
       Other liabilities (Note 6) .....................                                      21,470       1,829,855
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       28,357 units of fractional undivided
          interest outstanding (Note 3)................                                  25,254,281

       Undistributed net investment income ............                                     108,048     $25,362,329
                                                                                        -----------     ===========

     UNIT VALUE ($ 25,362,329 / 28,357 units ).........                                                 $    894.39
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 2.

     CORPORATE INCOME FUND,
     INSURED SERIES - 101,
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  August 1, 1999      Year Ended      August 29, 1997
                                                                        to             July 31,              to
                                                                 February 29, 2000       1999          July 31, 1998
                                                                        ----             ----               ----
     INVESTMENT INCOME:
       Interest income ........................                    $ 1,277,883       $ 2,593,286        $ 1,938,158
       Interest income on Segregated
         Bonds (Note 5) ......................                          23,900            75,526             75,972
       Trustee's fees and expenses ............                        (25,464)          (47,162)           (38,099)
       Insurance expense ......................                        (34,884)          (72,976)           (55,344)
       Sponsors' fees .........................                        (11,380)          (17,787)           (11,768)
                                                                 ---------------------------------------------------
       Net investment income ..................                      1,230,055         2,530,887          1,908,919
                                                                 ---------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........                       (418,038)          125,179             93,071
       Unrealized appreciation (depreciation)
         of investments .......................                       (735,909)       (3,383,797)           859,944
                                                                 ---------------------------------------------------
       Net realized and unrealized
          gain (loss) on investments ..........                     (1,153,947)       (3,258,618)           953,015
                                                                 ---------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                    $    76,108       $  (727,731)       $ 2,861,934
                                                                 ===================================================

                       See Notes to Financial Statements.


                                     D - 3.

     CORPORATE INCOME FUND,
     INSURED SERIES - 101,
     DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                 August 1, 1999       Year Ended      August 29, 1997
                                                                       to              July 31,              to
                                                               February 29, 2000         1999          July 31, 1998
                                                                      ----               ----               ----
     OPERATIONS:
       Net investment income ..................                 $  1,230,055        $  2,530,887        $ 1,908,919
       Realized gain (loss) on
         securities sold or redeemed ..........                     (418,038)            125,179             93,071
       Unrealized appreciation (depreciation
         of investments........................                     (735,909)         (3,383,797)           859,944
                                                               -----------------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............                       76,108            (727,731)         2,861,934
                                                               -----------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income .................................                   (1,211,170)         (2,465,754)        (1,802,130)
       Principal ..............................                      (35,244)               (382)
       Income on Segregated Bonds .............                      (56,021)            (97,016)           (13,116)
       Principal on Segregated Bonds ..........                                                             (13,176)
                                                               -----------------------------------------------------
       Total Distributions ....................                   (1,302,435)         (2,563,152)        (1,828,422)
                                                               -----------------------------------------------------
     SHARE TRANSACTIONS:
       Subscription amounts ...................                                                          38,188,152
       Deferred sales charge
         principal (Note 5) ...................                    (421,823)            (776,280)          (501,900)
       Redemption amounts:
         Income ...............................                     (16,768)             (16,300)            (6,810)
         Income on Segregated Bonds ...........                      (5,119)              (7,674)            (3,027)
         Principal ............................                  (4,883,077)          (6,529,657)        (2,225,414)
                                                               -----------------------------------------------------
       Net share transactions .................                  (5,326,787)          (7,329,911)        35,451,001
                                                               -----------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                  (6,553,114)         (10,620,794)        36,484,513
     NET ASSETS AT BEGINNING OF PERIOD ........                  31,915,443           42,536,237          6,051,724
                                                               -----------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............                 $25,362,329         $ 31,915,443        $42,536,237
                                                               =====================================================
     PER UNIT:
       Income distributions during period .....                 $     38.28         $      66.08        $     57.22
                                                               =====================================================
       Principal distributions during period...                                     $       1.13                .01
                                                                                    ================================
       Income distributions on Segregated
         Bonds during period ..................                 $      1.82         $       2.56        $       .72
                                                               =====================================================
       Principal distributions on Segregated
         Bonds during period ..................                                                         $       .31
                                                                                                         ===========
       Net asset value at end of period .......                 $    894.39         $     943.13        $  1,055.28
                                                               =====================================================
     TRUST UNITS:
       Issued during period ...................                                                              36,432
       Redeemed during period .................                       5,483                6,468              2,196
       Outstanding at end of period ...........                      28,357               33,840             40,308
                                                               =====================================================

                       See Notes to Financial Statements.


                                     D - 4.

          CORPORATE INCOME FUND,
          INSURED SERIES - 101,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

            (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities except that value on August 29, 1997 was based upon offering side evaluations at August 27, 1997, the day prior to the Date of Deposit. Cost of securities at August 29, 1997 was also based on such offering side evaluations. Cost of securities purchased subsequent to the initial Date of Deposit is based on the offering side evaluations on those dates. Realized gains and losses on the securities are determined using the first-in, first-out method.

            (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

            (C)   Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of 28,357 units at Date of Deposit ....................                                  $29,409,217
          Transfer to capital of interest on Segregated Bonds (Note 5)                                      201,601
          Redemptions of units - net cost of 14,147 units redeemed
            less redemption amounts (principal).......................                                    1,033,791
          Income on Segregated Bonds paid upon redemption ............                                      (15,820)
          Income distributions on Segregated Bonds ...................                                     (166,153)
          Principal distributions ....................................                                      (35,626)
          Principal distribution on Segregated Bonds .................                                      (13,176)
          Deferred sales charge (Note 5) .............................                                   (1,700,003)
          Realized loss on securities sold or redeemed ...............                                     (199,788)
          Unrealized depreciation of investments .....................                                   (3,259,762)
                                                                                                        -----------
          Net capital applicable to Holders ..........................                                  $25,254,281
                                                                                                        ===========

     4.   INCOME TAXES

          As of February 29, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $3,259,762, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $28,367,404 at February 29, 2000.


                                     D - 5.

          CORPORATE INCOME FUND,
          INSURED SERIES - 101,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS


     5.   DEFERRED SALES CHARGE

          $ 644,000 face amount of United States Treasury Notes have been segregated to fund the deferred sales charges. The sales charges are being paid for by periodic sales or maturity of these bonds, as well as the proceeds received in conjunction with the disposition of the unsegregated bonds in the portfolio. A deferred sales charge of $
          15.00 per Unit is charged each year, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred  organization  costs are  being  amortized  over five  years.
          Included in "Other liabilities" on the Statement of Condition is $21,470 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                     D - 6.

     CORPORATE INCOME FUND,
     INSURED SERIES - 101,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of February 29, 2000

                                   Rating of Issues(1)(5)
                                   ----------------------
                                              Standard
                                   Moody's    & Poor's                                          Optional
     Portfolio No. and Title of    Investors  Corpora-     Face                                Redemption
            Securities             Service    tion        Amount     Coupon     Maturities(3) Provisions(3)   Cost(2)    Value(2)
            ----------             --------- --------- ----------- -----------  ------------- ------------- ----------- -----------
   1 BellSouth Telecommunications,   Aa2        AAA     $ 1,085,000     7.500 %      2033      06/15/03     $ 1,126,694 $ 1,001,552
     Debentures                                                                                @  104.750

   2 New York Telephone Company,     A2         A+        3,215,000     7.250        2024      02/15/04       3,249,284   2,870,976
     Debentures                                                                                @  103.060

   3 Pacific Gas & Electric          A1         AA-       6,110,000     6.750        2023      12/01/03       5,960,812   5,234,938
     Company, First and Refunding                                                              @  102.740
     Mortgage Bonds, Ser. 93-F

   4 Public Service Electric and     A3         A-        2,395,000     7.000        2024      09/01/03       2,370,256   2,124,286
     Gas Company, First and                                                                    @  102.740
     Refunding Mortgage Bonds,
     Ser. SS

   5 SBC Communications Inc.,        Aa3        AA          270,000     7.125        2026      None             284,456     248,986
     Debentures

   6 Southwestern Bell Telephone,    Aa2        AA        3,500,000     7.250        2025      07/15/03       3,576,470   3,191,412
     Debentures                                                                                @  102.860

   7 Texas Utilities, First          A3         BBB+      1,245,000     7.375        2025      10/01/03       1,251,528   1,114,823
     Mortgage Bonds                                                                            @  103.350

   8 US West Communications          A2         A         6,850,000     6.875        2033      09/15/03       6,525,627   5,707,057
     Company, Debentures                                                                       @  101.950

   9 Virginia Electric Power,        A2         A         3,500,000     6.750        2023      10/01/03       3,373,030   2,969,813
     First Refunding Mortgage                                                                  @  102.770
     Bonds, Ser. G

  10 United States Treasury          Aaa        AAA         644,000     6.000        2000      None             649,247     643,799
     Notes (4)

                                                        -----------                                          ----------  ----------
     TOTAL                                              $28,814,000                                         $28,367,404 $25,107,642
                                                        ===========                                          ==========  ==========

                             See Notes to Portfolio.

     CORPORATE INCOME FUND,
     INSURED SERIES - 101,
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIO
     As of February 29, 2000

    (1) "NR", if applicable, indicates that this security is not currently . rated by the indicated rating service. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) These bonds have been segregated to fund the deferred sales charges.


    (5) Insured by AAA - rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).


                                     D - 8.

DEFINED ASSET FUNDS-SM-

HAVE QUESTIONS ?                         CORPORATE INCOME FUND
Request the most recent free             INSURED SERIES--101
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-21527) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2295).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     11321--6/00

                             CORPORATE INCOME FUND
                                 INSURED SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to Post Effective Amendment No. 6 to the Registration Statement of Corporate Income Fund, Monthly Payment Series 315, 1933 Act File No. 33-49755).

    1.11.2-- Corporate Income Fund Code of Ethics (incorporated by reference to
            Exhibit 1.11.2 to Post Effective Amendment No. 6 to the Registration Statement of Corporate Income Fund, Monthly Payment Series 315, 1933 Act File No. 33-49755).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                             CORPORATE INCOME FUND
                              INSURED SERIES--101
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, CORPORATE INCOME FUND, INSURED SERIES--102, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 14TH DAY OF JUNE, 2000.

               SIGNATURES APPEAR ON PAGES R-3, R-4, R-5 AND R-6.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS
     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)